Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax	$ 511,121,334	$ 473,594,762	$ 2,477,083,018
Applicable income tax rate	35.00%	35.00%	35.00%
Income tax on income carrying amount	$ 178,892,467	$ 165,758,167	$ 866,979,056
Net permanent differences and other tax effects including the fiscal inflation adjustment	41,523,033	(121,658,567)	(58,227,018)
Total income tax	$ 220,415,500	$ 44,099,600	$ 808,752,038